CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalent	$ 44,405	$ 151,770
Accounts receivable, net	0	30,625
Accounts receivable - related parties, net	265,010	451,031
Inventories	0	1,312,153
Other receivables	17,602	24,036
Prepayments - related parties	0	935,160
Prepayments and other current assets	150,392	438,653
Total current assets	477,409	3,343,428
Property and equipment, net	5,249	14,983
Right of use asset	0	67,330
Total assets	482,658	3,425,741
Current liabilities
Accounts payable (all balances are included in the consolidated VIE and are without recourse to UWHG)	72,702	82,702
Other payables and accrued liabilities (all balances are included in the consolidated VIE and are without recourse to UWHG)	6,467	15,688
Other Payables - related parties (all balances are included in the consolidated VIE and are without recourse to UWHG)	7,395	0
Advance from customers - related parties (all balances are included in the consolidated VIE and are without recourse to UWHG)	1,033,473	0
Taxes payable (all balances are included in the consolidated VIE and are without recourse to UWHG)	40,307	95,918
Lease liability - current (all balances are included in the consolidated VIE and are without recourse to UWHG)	0	67,330
Total current liabilities	1,160,344	261,638
Lease liability - non current (all balances are included in the consolidated VIE and are without recourse to UWHG)	0	0
Total liabilities	1,160,344	261,638
Commitments and contingency	0	0
Stockholders' Equity
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 22,354,793 shares issued and outstanding at December 31, 2019 and 2018	2,235	2,235
Additional paid-in capital	6,576,401	6,576,401
Retained earnings (Accumulated deficit)	(7,106,348)	(3,242,038)
Accumulated other comprehensive income (loss)	(149,974)	(172,495)
Total equity	(677,686)	3,164,103
Total liabilities and equity	$ 482,658	$ 3,425,741